UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09019______________________________________

Dow Target Variable Fund LLC

(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242

(Address of principal executive offices) (Zip code)

One Financial Way, Cincinnati, Ohio 45242

(Name and address of agent for service)

Registrant’s telephone number, including area code: (513) 794-6971_______________________

Date of fiscal year end: ____12/31/05______

Date of reporting period: ___03/31/05______

Form N-Q is to be used by management investment companies, other than small business investment companies on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The DowSM Target Variable Fund LLC
DowSM Target 10 - First Quarter Portfolio
Schedule of Investments	March 31, 2005 (Unaudited)

Common Stocks - 99.3%	Shares	Fair Value
Automobiles - 7.7.%
General Motors Corp.	7,374	$216,722
Chemicals - 11.1%
E.I. Du Pont de Nemours & Co.	6,055	310,258
Diversified Financial Services - 19.2%
Citigroup, Inc.	6,186	277,999
JPMorgan Chase & Co.	7,582	262,337
		540,336
Diversified Telecommunication Services - 18.9%
SBC Communications, Inc.	11,477	271,890
Verizon Communications, Inc.	7,270	258,085
		529,975
Industrial Conglomerates - 10.4%
General Electric Co.	8,122	292,879
Pharmaceuticals - 20.8%
Merck & Co., Inc.	9,213	298,225
Pfizer, Inc.	10,894	286,185
		584,410
Tobacco - 11.2%
Altria Group, Inc.	4,822	315,311
Total Common Stocks (Cost $2,888,100)		$2,789,891

	Face
Repurchase Agreements - 0.9%	Amount	Fair Value
US Bank 1.900% 04/01/05	$26,000	$26,000
Repurchase price $26,001
Collateralized by:
Freddie Mac Mortgage Back Pool
#E01424 4.000% 08/01/18
Fair Value: $26,521
Total Repurchase Agreements (Cost $26,000)		$26,000

Total Investments - 100.2% (Cost $2,914,100) (a)		$2,815,891
Liabilities in Excess of Other Assets - (0.2%)		(5,012)
Total Net Assets - 100.0%		$2,810,879

(a) Represents cost for financial reporting and Federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 10 - Second Quarter Portfolio
Schedule of Investments	March 31, 2005 (Unaudited)

Common Stocks - 99.4%	Shares	Fair Value
Automobiles - 6.2%
General Motors Corp.	6,487	$190,653
Chemicals - 12.0%
E.I. Du Pont de Nemours & Co.	7,268	372,413
Diversified Financial Services - 16.8%
Citigroup, Inc.	5,944	267,123
JPMorgan Chase & Co.	7,352	254,379
		521,502
Diversified Telecommunication Services - 19.1%
AT&T Corp.	15,583	292,181
SBC Communications, Inc.	12,675	300,271
		592,452
Industrial Conglomerates - 11.7%
General Electric Co.	10,059	362,728
Oil & Gas - 14.3%
Exxon Mobil Corp.	7,432	442,947
Pharmaceuticals - 7.3%
Merck & Co., Inc.	7,001	226,622
Tobacco - 12.0%
Altria Group, Inc.	5,690	372,069
Total Common Stocks (Cost $3,022,841)		$3,081,386

	Face
Repurchase Agreements - 0.4%	Amount	Fair Value
US Bank 1.900% 04/01/05	$13,000	$13,000
Repurchase price $13,001
Collateralized by:
Freddie Mac Mortgage Back Pool
#E01424 4.000% 08/01/18
Fair Value: $13,260
Total Repurchase Agreements (Cost $13,000)		$13,000

Total Investments - 99.8% (Cost $3,035,841) (a)		$3,094,386
Other Assets in Excess of Liabilities - 0.2%		6,130
Total Net Assets - 100.0%		$3,100,516

(a) Represents cost for financial reporting and Federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 10 - Third Quarter Portfolio
Schedule of Investments	March 31, 2005 (Unaudited)

Common Stocks - 99.7%	Shares	Fair Value
Automobiles - 6.3%
General Motors Corp.	6,513	$191,417
Chemicals - 11.4%
E.I. Du Pont de Nemours & Co.	6,831	350,020
Diversified Financial Services - 18.5%
Citigroup, Inc.	6,528	293,368
JPMorgan Chase & Co.	7,826	270,780
		564,148
Diversified Telecommunication Services - 19.4%
SBC Communications, Inc.	12,511	296,386
Verizon Communications, Inc.	8,384	297,632
		594,018
Industrial Conglomerates - 11.0%
General Electric Co.	9,364	337,666
Oil & Gas - 13.3%
Exxon Mobil Corp.	6,832	407,187
Pharmaceuticals - 6.8%
Merck & Co., Inc.	6,387	206,747
Tobacco - 13.0%
Altria Group, Inc.	6,063	396,460
Total Common Stocks (Cost $2,881,473)		$3,047,663

	Face
Repurchase Agreements - 0.2%	Amount	Fair Value
US Bank 1.900% 04/01/05	$7,000	$7,000
Repurchase price $7,000
Collateralized by:
Freddie Mac Mortgage Back Pool
#E01424 4.000% 08/01/18
Fair Value: $7,140
Total Repurchase Agreements (Cost $7,000)		$7,000

Total Investments - 99.9% (Cost $2,888,473) (a)		$3,054,663
Other Assets in Excess of Liabilities - 0.1%		3,588
Total Net Assets - 100.0%		$3,058,251

(a) Represents cost for financial reporting and Federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 10 - Fourth Quarter Portfolio
Schedule of Investments	March 31, 2005 (Unaudited)

Common Stocks - 99.6%	Shares	Fair Value
Automobiles - 6.9%
General Motors Corp.	4,754	$139,720
Beverages - 10.3%
The Coca-Cola Co.	5,040	210,017
Chemicals - 11.8%
E.I. Du Pont de Nemours & Co.	4,717	241,699
Diversified Financial Services - 18.7%
Citigroup, Inc.	4,576	205,645
JPMorgan Chase & Co.	5,079	175,733
		381,378
Diversified Telecommunication Services - 17.9%
SBC Communications, Inc.	7,780	184,308
Verizon Communications, Inc.	5,127	182,009
		366,317
Industrial Conglomerates - 10.6%
General Electric Co.	6,012	216,793
Pharmaceuticals - 9.7%
Merck & Co., Inc.	6,118	198,040
Tobacco - 13.7%
Altria Group, Inc.	4,290	280,523
Total Common Stocks (Cost $2,017,736)		$2,034,487

	Face
Repurchase Agreements - 0.2%	Amount	Fair Value
US Bank 1.900% 04/01/05	$5,000	$5,000
Repurchase price $5,000
Collateralized by:
Freddie Mac Mortgage Back Pool
#E01424 4.000% 08/01/18
Fair Value: $5,100
Total Repurchase Agreements (Cost $5,000)		$5,000

Total Investments - 99.8% (Cost $2,022,736) (a)		$2,039,487
Other Assets in Excess of Liabilities - 0.2%		3,739
Total Net Assets - 100.0%		$2,043,226

(a) Represents cost for financial reporting and Federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 5 - First Quarter Portfolio
Schedule of Investments	March 31, 2005 (Unaudited)

Common Stocks - 99.3%	Shares	Fair Value
Diversified Financial Services -18.5%
JPMorgan Chase & Co.	6,695	$231,647
Diversified Telecommunication Services - 19.1%
SBC Communications, Inc.	10,133	240,051
Industrial Conglomerates - 20.6%
General Electric Co.	7,170	258,550
Pharmaceuticals - 41.1%
Merck & Co., Inc.	8,133	263,265
Pfizer, Inc.	9,619	252,691
		515,956
Total Common Stocks (Cost $1,209,694)		$1,246,204

	Face
Repurchase Agreements - 0.6%	Amount	Fair Value
US Bank 1.900% 04/01/05	$7,000	$7,000
Repurchase price $7,000
Collateralized by:
Freddie Mac Mortgage Back Pool
#E01424 4.000% 08/01/18
Fair Value: $7,140
Total Repurchase Agreements (Cost $7,000)		$7,000

Total Investments - 99.9% (Cost $1,216,694) (a)		$1,253,204
Other Assets in Excess of Liabilities - 0.1%		1,908
Total Net Assets - 100.0%		$1,255,112

(a) Represents cost for financial reporting and Federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 5 - Second Quarter Portfolio
Schedule of Investments	March 31, 2005 (Unaudited)

Common Stocks - 99.7%	Shares	Fair Value
Diversified Financial Services -15.4%
JPMorgan Chase & Co.	3,890	$134,594
Diversified Telecommunication Services - 35.7%
AT&T Corp.	8,242	154,538
SBC Communications, Inc.	6,702	158,770
		313,308
Industrial Conglomerates - 21.9%
General Electric Co.	5,321	191,875
Oil & Gas - 26.7%
Exxon Mobil Corp.	3,929	234,168
Total Common Stocks (Cost $817,969)		$873,945

	Face
Repurchase Agreements - 0.2%	Amount	Fair Value
US Bank 1.900% 04/01/05	$2,000	$2,000
Repurchase price $2,000
Collateralized by:
Freddie Mac Mortgage Back Pool
#E01424 4.000% 08/01/18
Fair Value: $2,040
Total Repurchase Agreements (Cost $2,000)		$2,000

Total Investments - 99.9% (Cost $819,969) (a)		$875,945
Other Assets in Excess of Liabilities - 0.1%		818
Total Net Assets - 100.0%		$876,763

(a) Represents cost for financial reporting and Federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 5 - Third Quarter Portfolio
Schedule of Investments	March 31, 2005 (Unaudited )

Common Stocks - 99.7%	Shares	Fair Value
Chemicals - 22.5%
E.I. Du Pont de Nemours & Co.	3,885	$199,067
Diversified Financial Services - 17.4%
JPMorgan Chase & Co.	4,449	153,935
Diversified Telecommunication Services - 38.1%
SBC Communications, Inc.	7,118	168,625
Verizon Communications, Inc.	4,769	169,300
		337,925
Industrial Conglomerates - 21.7%
General Electric Co.	5,327	192,092
Total Common Stocks (Cost $833,169)		$883,019

	Face
Repurchase Agreements - 0.4%	Amount	Fair Value
US Bank 1.900% 04/01/05	$4,000	$4,000
Repurchase price $4,000
Collateralized by:
Freddie Mac Mortgage Back Pool
#E01424 4.000% 08/01/18
Fair Value: $4,080
Total Repurchase Agreements (Cost $4,000)		$4,000

Total Investments - 100.1% (Cost $837,169) (a)		$887,019
Liabilities in Excess of Other Assets - (0.1%)		(1,199)
Total Net Assets - 100.0%		$885,820

(a) Represents cost for financial reporting and Federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 5 - Fourth Quarter Portfolio
Schedule of Investments	March 31, 2005 (Unaudited)

Common Stocks - 99.5%	Shares	Fair Value
Beverages - 21.6%
The Coca-Cola Co.	5,486	$228,602
Diversified Financial Services - 18.0%
JPMorgan Chase & Co.	5,531	191,373
Diversified Telecommunication Services - 37.6%
SBC Communications, Inc.	8,470	200,654
Verizon Communications, Inc.	5,581	198,125
		398,779
Industrial Conglomerates - 22.3%
General Electric Co.	6,547	236,085
Total Common Stocks (Cost $1,038,936)		$1,054,839

Total Investments - 99.5% (Cost $1,038,936) (a)		$1,054,839
Other Assets in Excess of Liabilities - 0.5%		5,348
Total Net Assets - 100.0%		$1,060,187

(a) Represents cost for financial reporting and Federal income tax purposes.

The Dow SM Target Variable Fund LLC
Notes to the Schedule of Investments
March 31, 2005 (Unaudited)

(1) Basis of Presentation and Significant Accounting Policies

The Dow Target Variable Fund LLC (the “Fund”) is an open-end management investment company. Its “Dow Target 10” Portfolios are 4 non-diversified Portfolios of common stock of the ten companies in the Dow Jones Industrial AverageSM (the “Dow”) having the highest dividend yields as of the close of business on or about the second to last business day prior to the beginning of those Portfolio’s annual term. This is often called “the Dow 10” strategy. These ten companies are popularly known as the “Dogs of the Dow.” The “Dow Target 5” Portfolios are 4 non-diversified portfolios of common stock of the five Dow companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of those Portfolios’ annual term.

The Fund’s objective is to provide above-average total return through both capital appreciation and dividend income. The Fund may or may not achieve that objective. The stocks held in each Portfolio of the Fund are not expected to reflect the entire Dow Index. The prices of Fund interests are not intended to track movements of the Dow. The Dow consists of thirty stocks selected by Dow Jones & Company, Inc. (publishers of The Wall Street Journal) as representing American industry and the broader domestic stock market.

The Fund is a limited liability company created under Ohio law. Its interests are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company (“ONLIC”). Portfolio interests are not offered directly to the public. Portfolio interests are purchased by ONLIC’s separate accounts as an investment option for their variable annuity contracts.

Portfolio interests are sold to ONLIC’s variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value computed after the Portfolio receives a purchase or redemption order. The value of Portfolio interests is based on the fair value of the stocks and any other cash or securities owned by each Portfolio. The domestic common stocks of the Portfolio are valued at the daily closing price of the exchange on which each security is traded. This valuation is conducted as of 4:00 p.m. Eastern Time each day that the U.S. markets are open for unrestricted trading. The net asset value of each Portfolio is computed by dividing the value of that Portfolio’s securities plus any cash or other assets, less the Portfolio’s liabilities, by the number of Portfolio interests outstanding.

Repurchase Agreements

Each Portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which the Portfolio deems creditworthy under guidelines approved by the Fund’s Board of Managers, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

(2) Unrealized Appreciation (Depreciation) on Investments

The gross unrealized appreciation and depreciation on investments in each Portfolio as of March 31, 2005 were as follows:

	Dow 10 Portfolios

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross unrealized:
Appreciation Appreciation	$215,120	$427,073	$410,528	$180,672
Depreciation Depreciation	(313,329)	(368,528)	(244,338)	(163,921)
Net Unrealized:
Appreciation (Depreciation)	$(98,209)	$58,545	$166,190	$16,751

	Dow 5 Portfolios

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross unrealized:
Appreciation Appreciation	$92,706	$111,836	$67,328	$63,105
Depreciation Depreciation	(56,195)	(55,860)	(17,477)	(47,202)
Net Unrealized:
Appreciation (Depreciation)	$36,511	$55,976	$49,851	$15,903

ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the registrant are effective.
(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Dow Target Variable Fund LLC

By (Signature and Title) /s/John J. Palmer
John J. Palmer
President and Manager

Date May 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/John J. Palmer
John J. Palmer
President and Manager

Date May 18, 2005

By (Signature and Title) /s/R. Todd Brockman
R. Todd Brockman
Treasurer

Date May 18, 2005